Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 210,100	$ 91,083
Student refundable deposits	1,407,121	1,614,219
Accrued commission expenses	269,621	159,945
Other payables	234,209	255,413
Total	$ 2,121,051	$ 2,120,660